Note 6 - Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note 6 –	Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three
levels of inputs, of which the
first
two
are considered observable and the last unobservable, as follows:

●	Level 1 – Quoted prices in active markets for identical assets and liabilities.
●
Level
2
– Inputs other than Level
1
that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not
active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair Value on a Recurring Basis

The tables below categorize assets and liabilities measured at fair value on a recurring basis for the periods presented:

	Fair Value	Fair value measurement using
	September 30,
(in thousands)	2019	Level 1	Level 2	Level 3

Assets:
Cash and cash equivalents	$4,437	$4,437	$-	$-
U.S. Treasury notes	-	-	-	-
Certificate of deposit	154	154	-	-
Total Assets	$4,591	$4,591	$-	$-

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2018	Level 1	Level 2	Level 3

Assets:
Cash and cash equivalents	$5,234	$5,234	$-	$-
U.S. Treasury notes	19,912	19,912	-	-
Certificate of deposit	171	171	-	-
Total Assets	$25,317	$25,317	$-	$-

Note 7 –	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three
levels of inputs, of which the
first
two
are considered observable and the last unobservable, as follows:

●	Level 1 – Quoted prices in active markets for identical assets and liabilities.
●
Level
2
– Inputs other than Level
1
that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not
active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are categorized in the table below as of
December
31,
2018
and
2017:

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2018	Level 1	Level 2	Level 3

Assets:
Cash and cash equivalents	$5,234	$5,234	$-	$-
U.S. Treasury notes	19,912	$19,912
Certificate of deposit	171	171	-	-
Total Assets	$25,317	$25,317	$-	$-

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2017	Level 1	Level 2	Level 3

Assets:
Cash and cash equivalents	$1,815	$1,815	$-	$-
Certificate of deposit	225	225	-	-
Total Assets	$2,040	$2,040	$-	$-